Income Taxes (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current [Abstract]
Federal					$ 0	$ (306,000)	$ 152,000
State					0	(20,000)	123,000
Current income tax expense (benefit)					0	(326,000)	275,000
Deferred [Abstract]
Federal					0	433,000	(922,000)
State					0	353,000	(136,000)
Deferred income tax expense (benefit)					0	786,000	(1,058,000)
Total income tax expense (benefit)	$ 315,000	$ 0	$ 315,000	$ 0	$ 0	$ 460,000	$ (783,000)
Reconciliation of Effective Income Tax Rate [Abstract]
Federal statutory income tax rate					21.00%	21.00%	21.00%
State taxes, net of federal benefit					(11.94%)	(97.95%)	(0.80%)
State rate change					(2.15%)	(3.41%)	0.07%
Other					(3.71%)	3.00%	0.07%
Nontaxable passthrough LLC income					(87.14%)	(658.26%)	(27.31%)
Increase in valuation allowance					83.94%	864.95%	3.26%
Effective tax rate	(1.10%)	0.00%	(0.80%)	0.00%	0.00%	129.33%	(3.71%)
Deferred tax assets [Abstract]
Net operating loss carryforwards					$ 6,589,000	$ 5,166,000
Accrued expenses					165,000	426,000
Deferred tax assets					6,754,000	5,592,000
Valuation allowance					(5,835,000)	(3,662,000)
Net deferred tax asset					919,000	1,930,000
Deferred tax liabilities [Abstract]
Prepaid expenses					0	64,000
Accounting method change					918,000	1,866,000
Fixed assets					1,000	0
Deferred tax liabilities					919,000	1,930,000
Net deferred tax asset					0	0
Operating Loss Carryforwards [Abstract]
Federal net operating loss carryforwards					25,400,000	20,100,000
State net operation loss carryforwards					26,800,000	20,500,000
Increase in valuation allowance					2,200,000	3,000,000
Uncertain Tax Positions [Abstract]
Uncertain tax positions					0	0
Interest and penalties recognized for uncertain tax positions					0	0	$ 0
Accrued interest and penalties recognized for uncertain tax positions					$ 0	$ 0